UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (FOR REORGANIZATION OF THE CALVERT NEW AFRICA FUND INTO THE
                           CALVERT SOUTH AFRICA FUND)

[ X ]  PRE-EFFECTIVE  AMENDMENT  NO.  6  [  ]  POST-EFFECTIVE  AMENDMENT  NO.__

                        (CHECK APPROPRIATE BOX OR BOXES)

CALVERT IMPACT FUND, INC.                REGISTRANT'S TELEPHONE NUMBER
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER) (301) 951-4800

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES   DATE OF EFFECTIVENESS:
4550  MONTGOMERY  AVENUE                   February 26, 2001
SUITE  1000N
BETHESDA,  MD  20814

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                           WILLIAM M. TARTIKOFF, ESQ.
                        4550 MONTGOMERY AVE. SUITE 1000N
                        BETHESDA, MD 20814

Per Rule 481(a) of the 1933 Securities Act, please note that the registration statement for the Calvert South Africa Fund shall be offered to the public on March 29, 2001.

Notice of Special Meeting of Shareholders, President's letter, Question and Answer, Prospectus, Proxy Statement, Agreement and Plan of Reorganization, Statement of Addition Information for Calvert South Africa Fund, Inc. incorporated by reference to Registrant's Post-effective N-14 Amendment No. 5 on Form N-14, dated February 23, 2001, accession number 0001121624-01-000017.

Part C: incorporated by reference to Registrant's Post-effective
N-14 Amendment No. 5 on Form N-14, dated February 23, 2001, accession number 0001121624-01-000017.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant by the undersigned, thereto duly authorized in the City of Bethesda, and the State of Maryland on the @1st day of December, 2000.

                                           CALVERT IMPACT FUND, INC.


                                       by: /s/ Barbara J. Krumsiek
                                           Barbara J. Krumsiek, President


                                   SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement for Calvert Impact Fund, Inc. has been signed below by the following persons in the capacities indicated on December 19, 2000.


     **               Director               12/19/00
Rebecca  L.  Adamson


     **               Director               12/19/00
Miles  Douglas  Harper,  III


     **               Director               12/19/00

Joy  V.  Jones


     **               Director               12/19/00

Barbara  J.  Krumsiek


     **               Director               12/19/00
D.  Wayne  Silby


**  Signed  by  Ivy Wafford Duke pursuant  to  power  of  attorney.
/s/Ivy Wafford Duke